Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Post-retirement benefits
Schedule of financial assumptions for major defined benefit schemes

				2018
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.2%	–	1.9%	1.7%
Rate of increase in salaries	– [1]	–	3.4%	2.5%
Rate of increase in pensions in payment	3.0%	–	1.9%	1.7%
Discount rate – defined benefit obligation	2.8%	4.3%	2.4%	1.8%
Discount rate – interest cost	2.4%	3.3%	2.2%	1.5%
Discount rate – service cost	2.5%	3.3%	2.8%	1.9%

				2019
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.0%	–	1.8%	1.5%
Rate of increase in salaries	– [1]	–	3.3%	2.3%
Rate of increase in pensions in payment	2.8%	–	1.8%	1.5%
Discount rate – defined benefit obligation	2.0%[2]	3.2%	1.5%	1.3%
Discount rate – interest cost	2.7%[3]	3.9%	2.0%	1.6%
Discount rate – service cost	2.8%[3]	4.0%	2.5%	1.9%
[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2019 calculated using discount rates based on market conditions as at 31 December 2019.
[3]	2019 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2018.

Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2019	2039	2018	2038	2019	2039	2018	2038
UK	22.4	23.7	23.2	24.7	23.7	25.0	24.0	25.5
US	22.0	24.9	22.2	22.8	23.4	26.6	23.7	26.8
Sweden	21.9	23.6	21.9	23.6	24.5	25.6	24.5	25.6

Schedule of risks associated with the Company's defined benefit pensions
Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion of assets (around 72.5%) in a growth portfolio. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will continue to evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged approximately 80% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 85% of total assets and protects to some degree against falls in long-term interest rates (approximately 85% hedged at the end of 2018). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

There are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). Should changes be made to align RPI with CPI in the future, then other things being equal, this will lead to lower liability valuations.

The UK Pension Fund holds RPI index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 85% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 88% hedged at the end of 2018). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $3.1bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy will result in a $210m increase in pension fund assets.

Schedule of fair values of scheme assets

Scheme assets

											2018
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,725	–	157	–	–	–	42	–	1,924	–	1,924
Corporate bonds[2]	–	–	767	–	–	–	103	–	870	–	870
Derivatives[3]	–	(189)	–	(2)	–	147	3	–	3	(44)	(41)
Investment funds: Listed Equities	–	1,197	137	52	–	124	64	14	201	1,387	1,588
Investment funds: Global Macro Hedge[4]	–	733	–	72	–	208	–	–	–	1,013	1,013
Investment funds: Diversified growth/Multi Strategy[4]	–	1,712	–	69	–	380	–	–	–	2,161	2,161
Investment funds: Multi-asset credit[4]	–	596	–	38	–	153	–	–	–	787	787
Cash and cash equivalents	39	176	81	–	–	5	–	–	120	181	301
Other	–	–	–	8	–	–	1	242	1	250	251
Total fair value of scheme assets[5]	1,764	4,225	1,142	237	–	1,017	213	256	3,119	5,735	8,854

											2019
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,749	–	274	–	–	–	74	–	2,097	–	2,097
Corporate bonds[2]	–	–	727	–	–	–	55	–	782	–	782
Derivatives[3]	–	(354)	3	–	–	244	(1)	–	2	(110)	(108)
Investment funds: Listed Equities	–	1,474	164	64	–	122	61	–	225	1,660	1,885
Investment funds: Global Macro Hedge[4]	–	827	–	73	–	211	–	–	–	1,111	1,111
Investment funds: Diversified growth/Multi Strategy[4]	–	1,861	–	72	–	381	10	–	10	2,314	2,324
Investment funds: Multi-asset credit[4]	–	683	–	39	–	162	–	–	–	884	884
Cash and cash equivalents	55	169	40	44	–	3	–	5	95	221	316
Other	–	–	–	6	–	–	(1)	309	(1)	315	314
Total fair value of scheme assets[5]	1,804	4,660	1,208	298	–	1,123	198	314	3,210	6,395	9,605
[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA−BBB).
[3]

Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page 204. Valuations are determined by independent third parties.

[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Multi-asset credit (a range of investment grade and non-investment grade credit), Diversified growth/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes), and Global Macro Hedge funds (Discretionary/Fundamental Macro and managed futures).   The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.

[5]	Included in scheme assets is $nil (2018: $nil) of the Group’s own assets.

Schedule of post-retirement scheme deficit recognised in Consolidated Statement of Financial Position, scheme assets and scheme obligations

Scheme obligations

					2018
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(751)	(460)	(638)	(370)	(2,219)
Deferred membership	(1,665)	(273)	(603)	(339)	(2,880)
Pensioners	(4,636)	(730)	(631)	(269)	(6,266)
Total value of scheme obligations	(7,052)	(1,463)	(1,872)	(978)	(11,365)

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(502)	(114)	(770)	(406)	(1,792)
Deferred membership	(1,760)	(715)	(704)	(381)	(3,560)
Pensioners	(5,318)	(763)	(686)	(293)	(7,060)
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

Net deficit in the scheme

					2018
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	5,989	1,379	1,017	469	8,854
Total value of scheme obligations	(7,052)	(1,463)	(1,872)	(978)	(11,365)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,063)	(84)	(855)	(509)	(2,511)

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	6,464	1,506	1,123	512	9,605
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,116)	(86)	(1,037)	(568)	(2,807)

Fair value of scheme assets

					2019					2018
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	5,989	1,379	1,017	469	8,854	6,749	1,603	1,147	423	9,922
Interest income on scheme assets	159	51	19	7	236	156	50	24	5	235
Expenses	(5)	–	–	(1)	(6)	(5)	(1)	(10)	2	(14)
Actuarial gains/(losses)	294	183	172	47	696	(351)	(106)	(18)	1	(474)
Exchange and other adjustments	207	–	(43)	(4)	160	(349)	(2)	(85)	64	(372)
Employer contributions	133	14	5	23	175	143	14	10	7	174
Participant contributions	2	–	–	–	2	2	–	–	1	3
Benefits paid	(315)	(121)	(47)	(29)	(512)	(356)	(179)	(51)	(34)	(620)
Scheme assets’ fair value at end of year	6,464	1,506	1,123	512	9,605	5,989	1,379	1,017	469	8,854

The actual return on the plan assets was a gain of $932m (2018: loss of $239m).

Movement in post-retirement scheme obligations

					2019					2018
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,052)	(1,463)	(1,872)	(978)	(11,365)	(8,032)	(1,707)	(1,811)	(955)	(12,505)
Current service cost	(18)	(4)	(44)	(21)	(87)	(23)	(4)	(32)	(15)	(74)
Past service credit/(cost)	34	–	(3)	3	34	(34)	–	(6)	–	(40)
Participant contributions	(2)	–	–	–	(2)	(2)	–	–	(1)	(3)
Benefits paid	315	121	47	29	512	356	179	51	34	620
Interest expense on post-retirement scheme obligations	(186)	(55)	(33)	(15)	(289)	(185)	(53)	(36)	(13)	(287)
Actuarial (losses)/gains	(435)	(191)	(328)	(106)	(1,060)	472	121	(177)	12	428
Exchange and other adjustments	(236)	–	73	8	(155)	396	1	139	(40)	496
Present value of obligations in scheme at end of year	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)	(7,052)	(1,463)	(1,872)	(978)	(11,365)

The obligations arise from the following plans:

					2019					2018
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(7,561)	(1,280)	(2,160)	(531)	(11,532)	(7,034)	(1,139)	(1,872)	(479)	(10,524)
Funded – post-retirement healthcare	–	(216)	–	–	(216)	–	(230)	–	–	(230)
Unfunded – pension schemes	–	(96)	–	(532)	(628)	–	(94)	–	(483)	(577)
Unfunded – post-retirement healthcare	(19)	–	–	(17)	(36)	(18)	–	–	(16)	(34)
Total	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)	(7,052)	(1,463)	(1,872)	(978)	(11,365)

Schedule of pension cost

	2019	2018
	$m	$m
Defined contribution schemes	432	341
Defined benefit schemes − current service costs and expenses	93	88
Defined benefit schemes − past service costs	(34)	40
Pension costs	491	469

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

					2019					2018
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(18)	(4)	(44)	(21)	(87)	(23)	(4)	(32)	(15)	(74)
Past service credit/(cost)	34	–	(3)	3	34	(34)	–	(6)	–	(40)
Expenses	(5)	–	–	(1)	(6)	(5)	(1)	(10)	2	(14)
Total charge to Operating profit	11	(4)	(47)	(19)	(59)	(62)	(5)	(48)	(13)	(128)
Finance expense
Interest income on scheme assets	159	51	19	7	236	156	50	24	5	235
Interest expense on post-retirement scheme obligations	(186)	(55)	(33)	(15)	(289)	(185)	(53)	(36)	(13)	(287)
Net interest on post-employment defined benefit plan liabilities	(27)	(4)	(14)	(8)	(53)	(29)	(3)	(12)	(8)	(52)
Charge before taxation	(16)	(8)	(61)	(27)	(112)	(91)	(8)	(60)	(21)	(180)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	294	183	172	47	696	(351)	(106)	(18)	1	(474)
Experience gains/(losses) arising on the post-retirement scheme obligations	39	(30)	(10)	(5)	(6)	(26)	(35)	(17)	6	(72)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(771)	(182)	(318)	(104)	(1,375)	389	151	(160)	13	393
Changes in demographic assumptions	297	21	–	3	321	109	5	–	(7)	107
Remeasurement of the defined benefit liability	(141)	(8)	(156)	(59)	(364)	121	15	(195)	13	(46)

Schedule of rate sensitivities of significant actuarial assumptions

		2019		2018
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	559	(628)	520	(586)
US ($m)	91	(97)	78	(83)
Sweden ($m)	183	(211)	152	(174)
Total ($m)	833	(936)	750	(843)

		2019		2018
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(374)	349	(444)	421
US ($m)	–	–	–	–
Sweden ($m)	(203)	176	(171)	151
Total ($m)	(577)	525	(615)	572

		2019		2018
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	–	–	–	–
US ($m)	–	–	–	–
Sweden ($m)	(68)	63	(52)	48
Total ($m)	(68)	63	(52)	48

			2019			2018
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(328)	[2]	326	[3]	(301)	302
US ($m)	(30)		30		(24)	24
Sweden ($m)	(85)		84		(68)	68
Total ($m)	(443)		440		(393)	394
[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $328m increase, $210m is covered by the longevity swap.

Of the $326m decrease, $210m is covered by the longevity swap.